Accumulated Losses - Schedule of Accumulated Losses (Details) (20-F) - AUD ($)	6 Months Ended			12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Jun. 30, 2019		Jun. 30, 2018	Jun. 30, 2017
ACCUMULATED LOSSES
Balance at the beginning of the financial year	$ (129,737,550)	[1]	$ (123,311,946)	$ (123,311,946)		$ (117,848,074)
Add: net loss attributable to owners of Genetic Technologies Limited	(3,028,861)		$ (3,178,161)	(6,425,604)		(5,463,872)	$ (8,403,826)
Balance at the end of the financial year	$ (132,399,960)	[1]		$ (129,737,550)	[1]	$ (123,311,946)	$ (117,848,074)

[1]	The group has adopted AASB 16 on 1 July 2019 but has not restated comparatives for the 2019 reporting period, as permitted under the specific transitional provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules are therefore recognised in the opening balance sheet on 1 July 2019.